Contingent Liabilities and Commitments - Summary of Contingent Liabilities and Commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Guarantees and formal standby facilities, credit lines and other commitments	£ 37,196	£ 31,439
Guarantees given to third parties
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Guarantees given to third parties	420	452
Formal standby facilities, credit lines and other commitments
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Formal standby facilities, credit lines and other commitments	£ 36,776	£ 30,987